111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

October 13, 2020

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 499 (the “Fund”)

(File No. 333-248809) (CIK# 1806716)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on September 15, 2020. In a telephone conversation between Anu Dubey and Matthew Wirig on October 6, 2020, Ms. Dubey requested we consider revising the “Investment Summary – Principal Risk Considerations” section to reference the possibility that companies in emerging markets may have lower quality and less available financial information. Additionally, Ms. Dubey requested the “Risk Considerations – Exchange Traded Funds” disclosure be updated to more closely correlate with the corresponding disclosure contained in the “Investment Summary – Principal Risk Considerations” section regarding the possibility of exchange traded funds trading at a discount. The prospectus has been updated in accordance with these comments in each instance.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on December 4, 2020, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP